Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Accounting Policies [Abstract]
Research and development expenses			$ 28,000
Considerations contingent	$ 14,000
Termination provisions	14,000
Transaction price	5,000,000
Reimbursement cost	$ 1,000,000
Option exercise				$ 3,000,000
Income tax percentage	50.00%
Warrants exercisable (in Shares)	1,590,346	4,008,007	3,536,495